LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2021	2022
Right-of-use assets	$18	$16

Lease liabilities - current	$8	$10
Lease liabilities - non-current	13	9
Total lease liabilities	$21	$19

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.13
Weighted average discount rate	7.5%

Summary of lease expenses

	For the year ended December 31,
	2021	2022
Operating lease cost	$717	$19
Short-term lease cost	—	—
Total	$717	$19

Schedule of maturities of lease liabilities

2023	$27
2024	—
Total lease payments	27
Less: imputed interest	(8)
Present value of lease liabilities	$19